Application of New and Revised International Financial Reporting Standards - Summary Of Reclassification Of Rightofuse Assets Impact On The Statement Of Financial Position (Detail)
¥ in Thousands, $ in Thousands
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Non-current asset
Right-of-use assets	¥ 357,599	$ 51,366	¥ 367,024	¥ 0
Prepaid lease payments				357,599
Current assets
Prepaid lease payments				¥ 9,425
IFRS 16 [Member]
Non-current asset
Right-of-use assets			367,024
Prepaid lease payments			0
Current assets
Prepaid lease payments			0
Adjustment For IFRS 16 [member]
Non-current asset
Right-of-use assets			367,024
Prepaid lease payments			(357,599)
Current assets
Prepaid lease payments			¥ (9,425)